SCOPE OF CONSOLIDATION - Other Associates and Joint Ventures that are not Individually Material (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	$ 3,109	$ 3,060
Carrying amount in the statements of financial position	5,611	6,372
Carrying amount of interests in associates and joint ventures	10,078	10,765
Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount in the statements of financial position	877	911
Share of:
Income from continuing operations	81	239
Other comprehensive income (loss)	(2)	5
Total comprehensive income (loss)	79	244
Aggregated individually immaterial associates
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	481	422
Share of:
Income from continuing operations	56	79
Other comprehensive income (loss)	4	2
Total comprehensive income (loss)	60	81
Aggregated individually immaterial associates | Aggregated individually immaterial joint ventures
Disclosure of transactions between related parties [line items]
Carrying amount of interests in associates and joint ventures	1,358	1,333
Share of:
Income from continuing operations	137	318
Other comprehensive income (loss)	2	7
Total comprehensive income (loss)	$ 139	$ 325